Property and Equipment - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 Sale-leaseback Transaction [Member] USD ($)	Mar. 31, 2014 Sale-leaseback Transaction [Member] CAD Extension
Property, Plant and Equipment [Line Items]
Depreciation Expenses	$ 9,518	$ 3,760	$ 3,769
Accrual for capital expenditures	1,564	2,292	1,975
Impairment of property and equipment		2,194
Proceeds from sale of global headquarters building	76,216			76,216
Lease agreement term				20 year	20 year
Number of extension options				4	4
Period of extension, under lease agreement				5 years	5 years
Annual initial base rent					5,945
Escalation of initial base rent				8.00%	8.00%
Escalation period of lease				5 years	5 years
Deferred gain on sale					15,000
Interest rate on capital lease obligation				6.60%	6.60%